Annual Report - Financial Statements
T. Rowe Price

Tax-Efficient
Balanced Fund
February 28, 2003

T. Rowe Price Tax-Efficient Balanced Fund

Financial Highlights

For a share outstanding throughout each period

--------------------------------------------------------------------------------
                    Year
                   Ended
                 2/28/03     2/28/02     2/28/01     2/29/00     2/28/99
--------------------------------------------------------------------------------

NET ASSET VALUE

Beginning
of period      $   13.17   $   13.59   $   13.76   $   12.72   $   11.34

  Investment activities
  Net investment
  income (loss)     0.28        0.25        0.29*       0.25*       0.24*

  Net realized and
  unrealized
  gain (loss)      (1.32)      (0.42)      (0.17)       1.06        1.38

  Total from
  investment
  activities       (1.04)      (0.17)       0.12        1.31        1.62

Distributions

  Net investment
  income           (0.27)      (0.25)      (0.29)      (0.27)      (0.24)

NET ASSET VALUE
End of period  $   11.86   $   13.17   $   13.59   $   13.76   $   12.72
               -----------------------------------------------------------------
Ratios/Supplemental Data
Total return^      (7.93)%     (0.94)%      0.87%*     10.42%*     14.45%*

Ratio of total expenses to
average net ass     1.05%       0.98%       1.00%*      1.00%*      1.00%*

Ratio of net investment
income (loss) to average

net assets          2.20%       2.19%       2.11%*      1.99%*      2.03%*

Portfolio turno     21.3%       24.3%       19.1%       40.0%       19.8%

Net assets, end of period
(in thousands) $  40,831   $  48,094   $  51,050   $  43,248   $  33,767

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

* Excludes expenses in excess of a 1.00% contractual expense limitation in effect through 2/28/01.


The accompanying notes are an integral part of these financial statements.
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T. Rowe Price Tax-Efficient Balanced Fund
--------------------------------------------------------------------------------
                                                            February 28, 2003

Statement of Net Assets                                Shares/Par        Value
--------------------------------------------------------------------------------
                                                                In thousands

Common Stocks  48.1%

CONSUMER DISCRETIONARY  9.5%

Hotels, Restaurants & Leisure  0.2%

Starbucks *                                          4,200      $            98

                                                                             98

Internet & Catalog Retail  0.4%

e-Bay *                                              1,000                   79

USA Interactive *                                    4,000                   98

                                                                            177

Media  5.1%

AOL Time Warner *                                   13,100                  148

Clear Channel Communications *                       9,146                  334

Disney                                              15,700                  268

McGraw-Hill                                          3,000                  169

Omnicom                                              6,500                  344

TMP Worldwide *                                      6,000                   55

Univision Communications, Class A *                  5,000                  124

Viacom, Class B *                                   12,582                  467

WPP Group ADR                                        5,300                  163

                                                                          2,072

Multiline Retail  2.1%

Dollar General                                       9,806                  102

Family Dollar Stores                                 5,700                  161

Wal-Mart                                            12,300                  591

                                                                            854

Specialty Retail  1.5%

Bed Bath & Beyond *                                  3,100                  102

Home Depot                                          11,200                  263

Tiffany                                              7,200                  172

Williams-Sonoma *                                    3,900                   91

                                                                            628

Textiles, Apparel, & Luxury Goods  0.2%

Nike, Class B                                        1,600                   74

                                                                             74

Total Consumer Discretionary                                              3,903


CONSUMER STAPLES  4.6%

Beverages                                                                   1.6%

Anheuser-Busch                                       1,900      $            88

Coca-Cola                                            7,500                  302

PepsiCo                                              6,200                  238

                                                                            628

Food & Drug Retailing  0.7%

CVS                                                  2,500                   62

Sysco                                                4,000                  108

Walgreen                                             4,500                  127

                                                                            297

Food Products  0.5%

General Mills                                        2,400                  103

Wrigley                                              1,600                   86

                                                                            189

Household Products  1.3%

Colgate-Palmolive                                    2,200                  111

Kimberly-Clark                                       2,600                  119

Procter & Gamble                                     3,800                  311

                                                                            541

Personal Products  0.5%

Avon                                                 1,700                   88

Gillette                                             4,000                  121

                                                                            209

Total Consumer Staples                                                    1,864

FINANCIALS  10.0%

Banks  2.2%

Bank of New York                                     9,400                  214

Mellon Financial                                     7,200                  162

Northern Trust                                       8,000                  256

Wells Fargo                                          5,500                  250

                                                                            882

Diversified Financials  5.7%

American Express                                     3,900                  131

Charles Schwab                                      22,735                  179

Citigroup                                           14,000                  467

Fannie Mae                                           7,300                  468

Franklin Resources                                   5,900      $           193

Freddie Mac                                          7,900                  432

Moody's                                              2,100                   93

SLM Corporation                                        500                   54

State Street                                         8,400                  309

                                                                          2,326

Insurance  2.1%

AMBAC Financial Group                                2,300                  112

American International Group                         7,883                  389

Marsh & McLennan                                     8,900                  362

                                                                            863

Total Financials                                                          4,071


HEALTH CARE  9.4%

Biotechnology  0.6%

Amgen *                                              4,200                  229

                                                                            229

Health Care Equipment & Supplies  1.0%

Baxter International                                 1,000                   29

Guidant *                                            3,500                  125

Medtronic                                            4,700                  210

Stryker                                                800                   52

                                                                            416

Health Care Providers & Services  1.0%

Cardinal Health                                      3,000                  172

UnitedHealth Group                                   3,000                  249

                                                                            421

Pharmaceuticals  6.8%

Abbott Laboratories                                  5,400                  192

AstraZeneca ADR                                      1,500                   48

Eli Lilly                                            4,200                  238

GlaxoSmithKline ADR                                  9,120                  320

Johnson & Johnson                                    8,600                  451

Merck                                                7,800                  412

Pfizer                                              21,275                  634

Pharmacia                                            4,290                  177

Wyeth                                                8,200                  289

                                                                          2,761

Total Health Care                                                         3,827


INDUSTRIALS & BUSINESS SERVICES  4.7%

Aerospace & Defense  0.2%

Boeing                                               2,300      $            63

                                                                             63

Air Freight & Logistics  0.3%

Expeditors International of Washington               3,400                  116

                                                                            116

Commercial Services & Supplies  2.8%

Apollo Group, Class A *                              1,250                   58

Automatic Data Processing                            4,800                  156

Certegy *                                            1,100                   27

ChoicePoint *                                        2,000                   68

Cintas                                               2,250                   76

Concord EFS *                                        3,000                   33

Devry *                                              3,400                   58

Equifax                                              2,200                   42

First Data                                          11,000                  381

Paychex                                              6,650                  174

Robert Half International *                          5,400                   72

                                                                          1,145

Industrial Conglomerates  1.3%

GE                                                  22,700                  546

                                                                            546

Machinery  0.1%

Illinois Tool Works                                    900                   54

                                                                             54

Total Industrials & Business Services                                     1,924


INFORMATION TECHNOLOGY  9.3%

Communications Equipment  1.1%

Cisco Systems *                                     31,500                  440

Nokia ADR                                            2,000                   27

                                                                            467

Computer Peripherals  0.6%

Dell Computer *                                      8,000                  216

EMC *                                                5,900                   43

                                                                            259

Electronic Equipment & Instruments  0.2%

Molex, Class A                                       3,687      $            70

                                                                             70

Semiconductor Equipment & Products  4.7%

Altera *                                            17,200                  215

Analog Devices *                                     6,200                  181

Applied Materials *                                  7,200                   93

Broadcom *                                           3,500                   51

Intel                                               16,300                  281

Linear Technology                                   11,900                  365

Maxim Integrated Products                            9,700                  335

Texas Instruments                                   11,400                  191

Xilinx *                                             9,300                  213

                                                                          1,925

Software  2.7%

BMC Software *                                       2,000                   39

Computer Associates                                  5,000                   67

Intuit *                                             1,600                   76

Microsoft                                           29,000                  687

Oracle *                                            17,700                  212

                                                                          1,081

Total Information Technology                                              3,802


MATERIALS  0.4%

Chemicals  0.4%

Ecolab                                               1,800                   88

Valspar                                              1,500                   62

Total Materials                                                             150


TELECOMMUNICATION SERVICES  0.2%

Wireless Telecommunication Services  0.2%

Vodafone ADR                                         5,000                   91

Total Telecommunication Services                                             91

Total Common Stocks (Cost $17,609)                                       19,632




T. Rowe Price Tax-Efficient Balanced Fund
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                                                        Shares/Par        Value
--------------------------------------------------------------------------------
                                                                In thousands

Municipal Bonds  51.9%

ALABAMA  0.3%

Birmingham Water & Sewer, 5.25%,

1/1/22 (MBIA Insured)                      $       100,000      $           106

Total Alabama (Cost $103)                                                   106


ARIZONA  2.8%

Arizona School Fac. Board, 5.25%,
7/1/14 (Prerefunded 7/1/10!)                       500,000                  561

Phoenix, 5.875%, 7/1/18                            500,000                  589

Total Arizona (Cost $1,052)                                               1,150


CALIFORNIA  0.7%

California Dept. of Water Resources
5.25%, 5/1/10 (MBIA Insured)                       250,000                  281

Total California (Cost $274)                                                281


CONNECTICUT  1.0%

Mashantucket Western Pequot Tribe

5.50%, 9/1/28                                      200,000                  199

144A, 5.75%, 9/1/27                                200,000                  202

Total Connecticut (Cost $358)                                               401


DISTRICT OF COLUMBIA  4.4%

District of Columbia, GO
6.00%, 6/1/15 - 6/1/17
(MBIA Insured)                                   1,500,000                1,798

Total District of Columbia (Cost $1,527)                                  1,798


GEORGIA                                                                     3.5%

Georgia, GO, 6.25%, 8/1/13                       1,000,000                1,227

Griffin Combined Public Utility
5.00%, 1/1/25 (AMBAC Insured)                      200,000                  205

Total Georgia (Cost $1,280)                                               1,432


ILLINOIS  0.6%

Chicago Water, 5.75%, 11/1/30
(AMBAC Insured)                            $       200,000      $           233

Total Illinois (Cost $219)                                                  233


INDIANA  0.5%

Goshen, Greencroft Obligated Group,
5.75%, 8/15/28                                     250,000                  221

Total Indiana (Cost $246)                                                   221


LOUISIANA  0.6%

West Feliciana Parish PCR, Entergy Corp.,
5.65%, 9/1/04                                      250,000                  255

Total Louisiana (Cost $250)                                                 255


MARYLAND  1.4%

Anne Arundel County, GO, 5.25%,
3/1/12                                             250,000                  285

Maryland HHEFA
Univ. of Maryland Medical System
6.625%, 7/1/20                                     250,000                  279

Total Maryland (Cost $561)                                                  564


MASSACHUSETTS  3.0%

Massachusetts Water Pollution Abatement Trust
Massachusetts Water Resources Auth.
6.00%, 8/1/18                                    1,000,000                1,212

Total Massachusetts (Cost $1,014)                                         1,212


MICHIGAN  2.7%

Michigan Hosp. Fin. Auth., Ascension Health,
5.20%, 11/15/05                                  1,000,000                1,092

Total Michigan (Cost $1,000)                                              1,092


NEW JERSEY  0.9%

New Jersey Economic Dev. Auth., Franciscan Oaks
  5.75%, 10/1/23                                   100,000                   88

New Jersey Housing & Mortgage Fin. Agency, Multi-Family

  5.55%, 11/1/09 (FSA Insured)             $       260,000      $           291

Total New Jersey (Cost $359)                                                379


NEW MEXICO  1.1%

New Mexico Mortgage Fin. Auth., Single Family,
6.00%, 3/1/27                                      415,000                  440

Total New Mexico (Cost $415)                                                440


NEW YORK  2.8%

New York City Transitional Fin. Auth.
  5.75%, 11/15/20 (Prerefunded 5/15/10!)            45,000                   53

  5.75%, 11/15/20                                  455,000                  513

  5.875%, 11/1/16                                   30,000                   35

  5.875%, 11/1/16 (Prerefunded 5/1/10!)            470,000                  562

New York (Cost $996)                                                      1,163


NORTH CAROLINA  0.8%

Eastern Municipal Power Agency,
  6.00%, 1/1/05                                    300,000                  307

Total North Carolina (Cost $304)                                            307


OKLAHOMA  0.2%

Oklahoma Dev. Fin. Auth., Inverness Village,
8.00%, 2/1/32                                      100,000                   98

Total Oklahoma (Cost $97)                                                    98

OREGON  1.4%

Portland Sewer,
  5.75%, 8/1/20 (FGIC Insured)                     500,000                  563

Total Oregon (Cost $511)                                                    563


PENNSYLVANIA  3.2%

Allegheny County Hosp. Dev. Auth.
  West Penn Allegheny Health System
  9.25%, 11/15/22                                  100,000                  113

  Beaver County IDA, PCR, FirstEnergy,
  4.85%, 6/1/04                                    500,000                  503

  Bucks County IDA, Chandler Hall,
  6.30%, 5/1/29                                    250,000                  237

  Montgomery County HHEFA

  Faulkeways at Gwyned, 6.75%,
  11/15/24                                 $       200,000      $           211

  West Shore Area Auth., Holy Spirit Hosp.,
  6.20%, 1/1/26                                    250,000                  255

Total Pennsylvania (Cost $1,253)                                          1,319


SOUTH CAROLINA  1.3%

Transportation Infrastructure Bank
  5.50%, 10/1/22 (AMBAC Insured)                   500,000                  540

Total South Carolina (Cost $512)                                            540


TEXAS  5.9%

Dallas County Utility & Reclamation Dist.
  5.875%, 2/15/29 (AMBAC Insured)                1,000,000                1,073

Harris County Health Fac. Dev.

  Memorial Hermann Healthcare System
  6.375%, 6/1/29                                   250,000                  268

  Houston, 6.40%, 6/1/27                           250,000                  276

  Houston Water & Sewer System
  5.375%, 12/1/27 (FGIC Insured)                   500,000                  524

  5.75%, 12/1/16 (AMBAC Insured)                   250,000                  288

Total Texas (Cost $2,191)                                                 2,429


UTAH  2.1%

Intermountain Power Agency, 5.375%, 7/1/08         850,000                  877

Total Utah (Cost $854)                                                      877


VIRGINIA  5.3%

Arlington County IDA, Virginia Hosp. Center,
  5.50%, 7/1/18                                    500,000                  534

Fredericksburg IDA, Medicorp Health System,
  5.25%, 6/15/27                                   250,000                  250

Henrico County Economic Dev. Auth.,
  6.125%, 11/1/19                                  250,000                  293

Richmond Metropolitan Auth., 5.25%,
  7/15/10 (FGIC Insured)                           250,000                  285

Virginia HDA, Multi-Family,
  5.60%, 11/1/18                                   500,000                  531

York County IDA, Electric & Power,
  5.50%, 7/1/09                                    250,000                  264

Total Virginia (Cost $2,011)                                              2,157


WASHINGTON  2.6%

Port of Seattle, 5.50%,
  2/1/26 (MBIA Insured)                    $     1,000,000      $         1,056

Total Washington (Cost $968)                                              1,056

WEST VIRGINIA  2.8%

West Virginia, GO, 5.75%, 6/1/15                 1,000,000                1,135

Total West Virginia (Cost $1,029)                                         1,135

Total Municipal Bonds (Cost $19,384)                                     21,208

Total Investments in Securities
100.0% of Net Assets (Cost $36,993)                             $        40,840

Other Assets Less Liabilities                                                (9)

NET ASSETS                                                      $        40,831
                                                                ---------------

Net Assets Consist of:
Undistributed net investment
income (loss)                                                   $            40

Undistributed net
realized gain (loss)                                                     (3,841)

Net unrealized gain (loss)
Paid-in-capital applicable to
3,441,487 shares of $0.0001 par
value capital stock outstanding;
1,000,000,000 shares of the
Corporation authorized                                                   40,785

NET ASSETS                                                      $        40,831
                                                                ---------------


NET ASSET VALUE PER SHARE                                       $         11.86
                                                                ---------------

    *   Non-income producing
    !   Used in determining portfolio maturity
 144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - total of such securities at period-end amounts to $202,000 and represents 0.5% of net assets
  ADR   American Depository Receipts
AMBAC   Ambac Assurance Corp.
 FGIC   Financial Guaranty Insurance Company
  FSA   Financial Security Assurance Inc.
   GO   General Obligation
  HDA   Housing Development Authority
HHEFA   Health & Higher Educational Facility Authority
  IDA   Industrial Development Authority/Agency
 MBIA   MBIA Insurance Corp.
  PCR   Pollution Control Revenue


The accompanying notes are an integral part of these financial statements.
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T. Rowe Price Tax-Efficient Balanced Fund
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Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                                 Year
                                                                Ended
                                                              2/28/03
--------------------------------------------------------------------------------

Investment Income (Loss)

Income
  Interest                                                 $    1,207

  Dividend                                                        233

  Total income                                                  1,440

Expenses
  Investment management                                           231

  Custody and accounting                                          116

  Shareholder servicing                                            46

  Prospectus and shareholder reports                               25

  Registration                                                     25

  Legal and audit                                                  13

  Directors                                                         5

  Proxy and annual meeting                                          1

  Miscellaneous                                                     4

  Total expenses                                                  466

  Expenses paid indirectly                                         (1)

  Net expenses                                                    465
Net investment income (loss)                                      975

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on securities                         (1,193)

Change in net unrealized gain (loss) on securities             (3,646)

Net realized and unrealized gain (loss)                        (4,839)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $   (3,864)
                                                           ----------


The accompanying notes are an integral part of these financial statements.
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T. Rowe Price Tax-Efficient Balanced Fund
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Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                      Year                    X
                                                     Ended                    X
                                                   2/28/03              2/28/02
--------------------------------------------------------------------------------

Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)             $           975      $         1,096


  Net realized gain (loss)                          (1,193)              (1,067)

  Change in net unrealized
  gain (loss)                                       (3,646)                (607)

  Increase (decrease) in net
  assets from operations                            (3,864)                (578)

Distributions to shareholders
  Net investment income                               (953)              (1,077)

Capital share transactions *
  Shares sold                                        4,704                5,311

  Distributions reinvested                             711                  841

  Shares redeemed                                   (7,864)              (7,463)

  Redemption fees received                               3                   10

  Increase (decrease) in net
  assets from capital
  share transactions                                (2,446)              (1,301)

Net Assets
Increase (decrease)
during period                                       (7,263)              (2,956)

Beginning of period                                 48,094               51,050

End of period                              $        40,831      $        48,094
                                           ---------------      ---------------

*Share information
  Shares sold                                          378                  399

  Distributions reinvested                              58                   64

  Shares redeemed                                     (648)                (567)

  Increase (decrease) in
  shares outstanding                                  (212)                (104)



The accompanying notes are an integral part of these financial statements.
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T. Rowe Price Tax-Efficient Balanced Fund
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                                                         February 28, 2003

Notes to Financial Statements
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NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Tax-Efficient Balanced Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on June 30, 1997. The fund seeks to provide attractive long-term total returns on an after-tax basis with a balanced portfolio of stocks and municipal bonds.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities. Other equity securities are valued at a price within the limits of the latest bid and ask prices deemed by the Board of Directors, or by persons delegated by the Board, to best reflect fair value.

     Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Premiums and Discounts Premiums and discounts on municipal securities are amortized for financial reporting purposes.

     Expenses Paid Indirectly Certain security trades are directed to brokers who have agreed to rebate a portion of the related commission to the fund to pay fund expenses. Additionally, credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Total expenses in the accompanying statement of operations are presented before reduction for rebates and credits, which totaled $1,000 and $0, respectively, for the year ended February 28, 2003.

     Redemption Fees A 1% fee is assessed on redemptions of fund shares held less than 1 year. Such fees are deducted from redemption proceeds and retained by the fund, and have the primary effect of increasing paid-in capital. Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.


NOTE 2 - INVESTMENT TRANSACTIONS

     Purchases and sales of portfolio securities, other than short-term securities, aggregated $9,387,000 and $11,981,000, respectively, for the year ended February 28, 2003.

NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. Distributions during the year ended February 28, 2003 were characterized as follows for tax purposes:
--------------------------------------------------------------------------------

     Ordinary income                                       $  174,000

     Tax-exempt income                                        779,000

     Total distributions                                   $  953,000
                                                           ----------
--------------------------------------------------------------------------------

At February 28, 2003, the tax-basis components of net assets were as follows:
--------------------------------------------------------------------------------

     Unrealized appreciation                               $5,076,000

     Unrealized depreciation                               (2,184,000)

     Net unrealized appreciation (depreciation)             2,892,000

     Undistributed ordinary income                             16,000

     Undistributed tax-exempt income                           17,000

     Capital loss carryforwards                            (2,879,000)

     Paid-in capital                                       40,785,000

     Net assets                                           $40,831,000
                                                          -----------
--------------------------------------------------------------------------------

     Pursuant to federal income tax regulations applicable to investment companies, the fund has elected to treat net capital losses realized between November 1 and February 28 of each year as occurring on the first day of the following tax year. Consequently, $962,000 of realized losses reflected in the accompanying financial statements will not be recognized for tax purposes until 2004. The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. As of February 28, 2003, the fund had $17,000 of capital loss carryforwards that expire in 2006, $425,000 that expire in 2007, and $2,437,000 that expire thereafter through 2011.

     For the year ended February 28, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications between income and gain relate primarily to the character of market discount at time of sale. Results of operations and net assets were not affected by these reclassifications.
--------------------------------------------------------------------------------

     Undistributed net investment income                   $   (2,000)

     Undistributed net realized gain                            2,000
--------------------------------------------------------------------------------

At February 28, 2003, the cost of investments for federal income tax purposes was $37,948,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.20% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At February 28, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $16,000.

     In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $119,000 for the year ended February 28, 2003, of which $10,000 was payable at period-end.


T. Rowe Price Tax-Efficient Balanced Fund
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Report of Independent Accountants
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To the Board of Directors of T. Rowe Price Tax-Efficient Funds, Inc. and
Shareholders of T. Rowe Price Tax-Efficient Balanced Fund

     In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Tax-Efficient Balanced Fund (one of the portfolios comprising T. Rowe Price Tax-Efficient Funds, Inc., hereafter referred to as the "Fund") at February 28, 2003, the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

     PricewaterhouseCoopers, LLP
     Baltimore, Maryland
     March 19, 2003


T. Rowe Price Tax-Efficient Balanced Fund
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Tax Information (Unaudited) for the Tax Year Ended 2/28/03
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We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

o    $811,000 which qualified as exempt-interest dividends.

For corporate shareholders, $158,000 of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.
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T. Rowe Price Investment Services and Information
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Investment Services and Information
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     KNOWLEDGEABLE SERVICE REPRESENTATIVES

          By Phone 1-800-225-5132. Available Monday through Friday from 7 a.m. until midnight ET and weekends from 8:30 a.m. until 5 p.m. ET.

          In Person. Available in T. Rowe Price Investor Centers. Please call a service representative at 1-800-225-5132 or visit the Web at www.troweprice.com/investorcenter to locate a center near you.

     ACCOUNT SERVICES

          Automated 24-Hour Services Including Tele*Access(registered trademark) and Account Access through the T. Rowe Price Web site on the Internet.
          Address: www.troweprice.com.

          Automatic Investing. From your bank account or paycheck.

          Automatic Withdrawal. Scheduled, automatic redemptions.

          IRA Rebalancing. Ensuring that your accounts reflect your desired asset allocation.


     BROKERAGE SERVICES *

          Individual Investments. Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.


     INVESTMENT INFORMATION

          Consolidated Statement. Overview of all of your accounts.

          Shareholder Reports. Manager reviews of their strategies and results.

          T. Rowe Price Report. Quarterly investment newsletter.

          Performance Update. Quarterly review of all T. Rowe Price fund results.

          Insights. Educational reports on investment strategies and markets.

          Investment Guides. Asset Mix Worksheet, Diversifying Overseas: A Guide to International Investing, Retirement Planning Kit, Retirement Readiness Guide, and Tax Considerations Guide.

          * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.


T. Rowe Price Planning Tools and Services
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     T. Rowe Price Retirement Services

          T. Rowe Price offers unique retirement resources that can help you meet a broad variety of planning challenges. Our retirement tools are suitable for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We also provide recordkeeping, communications, and investment management services. For more information, call us at 1-800-IRA-5000, or visit our Web site at www.troweprice.com.


          PLANNING TOOLS AND SERVICES

          T. Rowe Price(registered trademark) Retirement Income Manager helps retirees or those within two years of retirement determine how much income they can draw down in retirement. The program uses extensive statistical analysis and the input of a T. Rowe Price Advisory Counselor to suggest an income plan that best meets your objectives.

          Retirement Income Calculator. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

          Rollover Investment Service offers asset allocation and fund selection advice to those planning a 401(k) rollover from a previous employer after changing jobs or retiring.

          IRA Rebalancing Service. T. Rowe Price will rebalance your IRA at the end of every quarter by exchanging shares between mutual fund accounts. This ensures that your accounts reflect your desired asset allocation. Quality Information. Thousands of investors have made their personal choices with the help of our Retirement Readiness Guide, Retirement Planning Kit, IRA Insights, and Retirement Planning Worksheet.


          INVESTMENT VEHICLES

          Individual Retirement Accounts (IRAs)

          No-Load Variable Annuities

          Small Business Retirement Plans


T. Rowe Price Web Services
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     www.troweprice.com

          ACCOUNT INFORMATION

          Account Access allows you to access, in a secure environment, all of your T. Rowe Price mutual fund, brokerage, variable annuity, and workplace retirement accounts with a single login.

          AccountMinder is a personal page, with one password, that gives you access to all your online financial information and other records from the secure T. Rowe Price Account Access site.


          FINANCIAL TOOLS AND CALCULATORS

          College Investment Calculator. This interactive tool allows you to estimate simultaneously the college costs for as many as five children. Morningstar(registered trademark) Portfolio Tracker(servicemark). See how your investments are performing at any time. After you enter ticker symbols for your stocks and mutual funds, Portfolio Tracker provides information on prices, market value, and any applicable Morningstar ratings.

          Investment Strategy Planner. This planning tool can help you develop and implement an asset allocation strategy that's appropriate for you.

          Retirement Income Calculator. This free calculator simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.


          INVESTMENT TRACKING AND INFORMATION

          My TRP e-Updates. This free e-mail service offers timely market reports, important information about investing, and the latest updates on the T. Rowe Price funds and services.

          Morningstar(registered trademark) Portfolio Watchlist(servicemark). Like the Portfolio Tracker, the Watchlist allows you to see how your investments are performing. After entering your ticker symbols, the Watchlist automatically provides you with prices, price changes in dollars and percentages, target highs and lows, and target volume.

          Morningstar(registered trademark) Portfolio X-Ray(servicemark). This comprehensive tool goes below the surface to give you an in-depth examination of all your investments. It analyzes your portfolio by asset allocation, stock sector, fees and expenses, stock statistics, world regions, and top holdings.


T. Rowe Price Mutual Funds
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STOCK FUNDS

Domestic

Blue Chip Growth*
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income*
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock*
Health Sciences
Media & Telecommunications
Mid-Cap Growth*
Mid-Cap Value*
New America Growth
New Era
New Horizons
Real Estate
Science & Technology*
Small-Cap Stock*
Small-Cap Value*!
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value*

BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Retirement 2010
Retirement 2020
Retirement 2030
Retirement 2040
Retirement Income
Tax-Efficient Balanced

BOND FUNDS

Domestic Taxable
Corporate Income
GNMA
High Yield*
Inflation Protected Bond
New Income*
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free

California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income*
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond


MONEY MARKET FUNDS!!

Taxable

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money
Tax-Free
California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money

INTERNATIONAL/GLOBAL FUNDS

Stock

Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery!
International Equity Index
International Growth & Income*
International Stock*
Japan
Latin America
New Asia
Spectrum International
Bond
Emerging Markets Bond
International Bond*


For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

* T. Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.
!    Closed to new investors.
!! Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.


T. Rowe Price logo icon(registered trademark) INVEST WITH CONFIDENCE

T. Rowe Price Investment Services, Inc. 100 East Pratt Street Baltimore, MD
21202
         F119-050  2/28/03